UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     August 03, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $204,279 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               COMBIMTRX  COM   003881208       29    12339 SH       SOLE                    12339        0        0
ALLSTATE CORP                  COM              020002101      390     6521 SH       SOLE                     6521        0        0
ALLTEL CORP                    COM              020039103      251     4024 SH       SOLE                     4024        0        0
AMGEN INC                      COM              031162100      258     4260 SH       SOLE                     4260        0        0
BANK OF AMERICA CORPORATION    COM              060505104      910    19951 SH       SOLE                    19951        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      668        8 SH       SOLE                        8        0        0
BLACKROCK CA INSD MUN 2008 T   COM              09247G108      162    10000 SH       SOLE                    10000        0        0
BP PLC                         SPONSORED ADR    055622104      745    11944 SH       SOLE                    11944        0        0
CARBO CERAMICS INC             COM              140781105      210     2664 SH       SOLE                     2664        0        0
CISCO SYS INC                  COM              17275R102      532    27875 SH       SOLE                    27875        0        0
CITIGROUP INC                  COM              172967101     1121    24249 SH       SOLE                    24249        0        0
CONOCOPHILLIPS                 COM              20825C104      287     4985 SH       SOLE                     4985        0        0
DIAMONDS TR                    UNIT SER 1       252787106    10701   104147 SH       SOLE                   104147        0        0
ELAN PLC                       ADR              284131208      260    38127 SH       SOLE                    38127        0        0
EXXON MOBIL CORP               COM              30231G102     2459    42794 SH       SOLE                    42794        0        0
FAIR ISAAC CORP                COM              303250104      227     6223 SH       SOLE                     6223        0        0
GENERAL ELEC CO                COM              369604103     2727    78693 SH       SOLE                    78693        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      609     7643 SH       SOLE                     7643        0        0
INTEL CORP                     COM              458140100      441    16951 SH       SOLE                    16951        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      589     7936 SH       SOLE                     7936        0        0
ISHARES TR                     S&P 500 INDEX    464287200    61750   518431 SH       SOLE                   518431        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      551    10018 SH       SOLE                    10018        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    20932   399544 SH       SOLE                   399544        0        0
ISHARES TR                     GLDM SACHS TEC   464287549      753    17471 SH       SOLE                    17471        0        0
ISHARES TR                     DJ US TECH SEC   464287721      899    19651 SH       SOLE                    19651        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      650    10112 SH       SOLE                    10112        0        0
ISHARES TR                     DJ US UTILS      464287697      759     9813 SH       SOLE                     9813        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2750    41266 SH       SOLE                    41266        0        0
ISHARES TR                     RUSSELL 1000     464287622     7145   110837 SH       SOLE                   110837        0        0
ISHARES TR                     RUSSELL 2000     464287655      210     3302 SH       SOLE                     3302        0        0
JOHNSON & JOHNSON              COM              478160104     1003    15425 SH       SOLE                    15425        0        0
KIMBERLY CLARK CORP            COM              494368103      289     4615 SH       SOLE                     4615        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      228     4474 SH       SOLE                     4474        0        0
MATTEL INC                     COM              577081102      317    17300 SH       SOLE                    17300        0        0
MAXYGEN INC                    COM              577776107       72    10537 SH       SOLE                    10537        0        0
MERCK & CO INC                 COM              589331107      219     7096 SH       SOLE                     7096        0        0
MICROSOFT CORP                 COM              594918104      699    28136 SH       SOLE                    28136        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104    21793   592531 SH       SOLE                   592531        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      256     3325 SH       SOLE                     3325        0        0
OPENTV CORP                    CL A             G67543101       95    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105      210    15921 SH       SOLE                    15921        0        0
PEPSICO INC                    COM              713448108      241     4468 SH       SOLE                     4468        0        0
PFIZER INC                     COM              717081103      820    29743 SH       SOLE                    29743        0        0
PROCTER & GAMBLE CO            COM              742718109      753    14276 SH       SOLE                    14276        0        0
QUALCOMM INC                   COM              747525103      256     7742 SH       SOLE                     7742        0        0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804      515     7940 SH       SOLE                     7940        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      216    19127 SH       SOLE                    19127        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      690    21857 SH       SOLE                    21857        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2217   111282 SH       SOLE                   111282        0        0
SOUTHERN CO                    COM              842587107      215     6202 SH       SOLE                     6202        0        0
SPDR TR                        UNIT SER 1       78462F103    48545   407325 SH       SOLE                   407325        0        0
STELLENT INC                   COM              85856W105     1249   166542 SH       SOLE                   166542        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      269     6195 SH       SOLE                     6195        0        0
SYSCO CORP                     COM              871829107      245     6770 SH       SOLE                     6770        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509      223     5000 SH       SOLE                     5000        0        0
UNIONBANCAL CORP               COM              908906100      601     8975 SH       SOLE                     8975        0        0
US BANCORP DEL                 COM NEW          902973304      498    17042 SH       SOLE                    17042        0        0
VANGUARD INDEX TR              REIT VIPERS      922908553      210     3573 SH       SOLE                     3573        0        0
VERIZON COMMUNICATIONS         COM              92343V104      216     6254 SH       SOLE                     6254        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      262    10768 SH       SOLE                    10768        0        0
WELLS FARGO & CO NEW           COM              949746101      296     4799 SH       SOLE                     4799        0        0
WESTAMERICA BANCORPORATION     COM              957090103      334     6329 SH       SOLE                     6329        0        0
ZIMMER HLDGS INC               COM              98956P102      252     3313 SH       SOLE                     3313        0        0